Operating Lease (Details 1) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Operating Lease, Lease Income [Abstract]
2019 (October to December)	$ 25,000	$ 135,000
2020	100,000	540,000
2021	100,000	540,000
2022	100,000	540,000
2023	100,000	540,000
2024	100,000	135,000
Thereafter	216,667	441,667
Total lease payments	741,667	2,430,000
Less imputed interest	161,437	(327,935)
Maturities of lease liabilities	$ 580,230	$ 2,102,065